Subsequent events	9 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 20 - Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed consolidated financial statements were available to be issued. Other than as disclosed in Note 19 above, no material subsequent events that required recognition or additional disclosure in the consolidated financial statements are presented.